NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
[custom:WorkingCapital-0]	$ 1,145,025
Net Cash Provided by (Used in) Operating Activities	157,058	$ 125,541
Retained Earnings (Accumulated Deficit)	$ 8,755,416		$ 8,544,232